Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses)

The components of profit (loss) before income tax benefits (expenses) are summarized as follows:

	For the Years Ended December 31,
	2025	2024	2023
Domestic (Cayman Islands)	$-	$-	$-
Foreign (PRC)	(741,782)	3,233,722	(11,527,235)
Foreign (Others)	(5,026,903)	(3,171,966)	(449,764)
Total	$(5,768,685)	$61,756	$(11,976,999)

Schedule of Income Tax (Expenses) Benefits

Income tax (expenses) benefits consist of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current income tax expenses
Domestic (Cayman Islands)	$-	$-	$-
Foreign (PRC)	(128,172)	(43,516)	(69,467)
Foreign (Others)	(500)	(4,002)	-
Total current income tax expenses	(128,672)	(47,518)	(69,467)
Deferred income tax benefits (expenses)
Domestic (Cayman Islands)	-	-	-
Foreign (PRC)	82,490	(287,651)	806,092
Foreign (Others)	-	-	(66,865)
Total deferred income tax benefits (expenses)	82,490	(287,651)	739,227
Total income tax (expenses) benefits	$(46,182)	$(335,169)	$669,760

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction:

	For the Years Ended December 31,
	2025	2024	2023
Income taxes paid, net of refunds
Domestic (Cayman Islands)	$-	$-	$-
Foreign (PRC)	126,089	45,444	114,001
Foreign (Others)	500	500	500
Total income taxes paid, net of refunds	$126,589	$45,944	$114,501

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the Years Ended December 31,
	2025		2024		2023
	Amount	Effective tax rate	Amount	Effective tax rate	Amount	Effective tax rate
Income tax expense at Cayman statutory rate	$-	-%	$-	-%	$-	-%
Effect of foreign tax rates	(375,755)	6.51%	(471,337)	(763.22)%	(3,301,850)	27.57%
Effect of non-deductible expenses	5,522	(0.10)%	59,812	96.85%	312,302	(2.61)%
Effect of research and development credits	-	-%	(12,623)	(20.44)%	(427,160)	3.57%
Effect of deferred tax rate change	-	-%	-	-%	2,350,577	(19.63)%
Effect of changes in valuation allowance	416,415	(7.21)%	759,317	1,229.54%	396,371	(3.31)%
Total income tax expenses (benefits)	$46,182	(0.80)%	$335,169	542.73%	$(669,760)	5.59%

Schedule of Deferred Tax Assets

Deferred tax assets as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carrying forward	$1,891,291	$1,706,177
Share-based compensation	259,023	195,422
Lease liabilities	14,704	21,281
Others	93,891	25,249
Less: Deferred tax liability	(169,184)	(201,872)
Less: Valuation allowance on deferred tax assets	(2,045,531)	(1,626,832)
Deferred tax assets, net	$44,194	$119,425
Deferred tax liability
Changes in fair value of short-term investments	37,179	22,879
Downward adjustments in investments in non-marketable securities	(5,781)	(6,153)
Right-of-use assets	12,105	15,739
Unbilled revenue	147,941	349,045
Less: Deferred tax assets	(169,184)	(201,872)
Deferred tax liability, net	$22,260	$179,638